UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.8% (5.5% of Total Investments)
$ 2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	$ 1,388,740
	Series 2007-1A, 5.000%, 6/01/41
	Education and Civic Organizations – 8.7% (8.3% of Total Investments)
1,000	New Jersey Educational Facilities Authority Revenue Refunding Bonds, Kean University Issue,	9/19 at 100.00	A–	1,050,890
	Series 2009A, 5.500%, 9/01/36
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,045,350
	5.625%, 6/01/30
2,000	Total Education and Civic Organizations			2,096,240
	Energy – 4.2% (4.0% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	1,008,310
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 31.9% (30.6% of Total Investments)
600	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	533,430
	2004A, 5.000%, 2/15/25
450	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	405,603
	System, Series 2006, 5.000%, 8/01/24
425	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	420,308
	5.750%, 11/15/37
2,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds Virtua Health Issue,	7/19 at 100.00	AAA	2,092,700
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB)
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	1,394,115
	Center, Series 2006B, 5.000%, 7/01/36
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	775,478
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	961,690
	System, Series 2006, 5.000%, 7/01/36
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	792,200
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	313,293
	Obligated Group, Series 2009, 6.625%, 2/15/32
8,025	Total Health Care			7,688,817
	Housing/Multifamily – 4.0% (3.9% of Total Investments)
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	972,950
	2009A, 4.950%, 5/01/41
	Tax Obligation/Limited – 37.3% (35.7% of Total Investments)
750	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	760,620
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	954,590
	5.750%, 6/15/34
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/19 at 100.00	AA–	1,047,450
	Bonds, Refunding Series 2009AA, 5.250%, 12/15/33
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	AA–	2,135,920
	Transformatiom Program, Series 2009A, 5.750%, 10/01/31
1,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	1,013,830
	Transformation Program, Series 2008A, 5.250%, 10/01/38
6,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	AA–	1,143,261
	0.000%, 12/15/39
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,032,890
	2009A, 6.000%, 8/01/42
1,000	Virgin Islands Public Finance Authority Revenue and Refunding Bonds (Virgin Islands Matching	10/19 at 100.00	BBB	893,740
	Fund Loan Notes) Series 2009A-1 (Senior Lien) Series 2009A-2 (Senior Lien), 5.000%, 10/01/39
14,650	Total Tax Obligation/Limited			8,982,301
	Transportation – 7.7% (7.3% of Total Investments)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/10 at 100.00	CCC+	389,225
	7.100%, 11/01/31 (Alternative Minimum Tax)
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	6/13 at 101.00	B	419,940
	Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	1,038,190
1,900	Total Transportation			1,847,355
	Water and Sewer – 4.9% (4.7% of Total Investments)
1,000	Cumberland County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Series 2009A	1/19 at 100.00	Baa1	986,310
	and 2009B, 5.000%, 1/01/30
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	7/10 at 100.00	A	198,719
	Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)
1,220	Total Water and Sewer			1,185,029
$ 31,795	Total Investments (cost $23,375,286) – 104.5%			25,169,742
	Floating Rate Obligations – (6.2)%			(1,500,000)
	Other Assets Less Liabilities – 1.7%			426,322
	Net Assets Applicable to Common Shares – 100%			$ 24,096,064

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$25,169,742	$ —	$25,169,742

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $21,852,385.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$1,958,036
Depreciation	(140,689)
Net unrealized appreciation (depreciation) of investments	$1,817,347

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010